                                                      Rule 497(e)
                                                      Registration No.: 33-59984
                                                      File No.: 811-7588


                               THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                        CARDINAL AGGRESSIVE GROWTH FUND

                                INVESTOR SHARES

                         SUPPLEMENT DATED MAY 6, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Cardinal Fund, Fountain Square Balanced Fund, and Fountain Square Mid Cap Fund, each a series of Fountain Square (collectively, the "Acquiring Funds") would acquire all of the assets of The Cardinal Fund, the Balanced Fund and the Aggressive Growth Fund, respectively (collectively, the "Acquired Funds"), in exchange for the assumption of all of the corresponding Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the Acquired Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of Investor Shares of an Acquired Fund would receive Investment A Shares of the corresponding Acquiring Fund.

     The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Acquired Funds at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

     On Friday, March 20, 1998, shareholders of each Acquired Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement, which will become effective as of the effective date of Fifth Third Bancorp's acquisition of The Ohio Company, is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. Such acquisition is expected to be effective during June, 1998. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement, which will also be effective as of the date of The Ohio Company's acquisition, is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identity of the distributor.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE

                                                      Rule 497(e)
                                                      Registration No.: 33-59984
                                                      File No.: 811-7588


                               THE CARDINAL FUND
                             CARDINAL BALANCED FUND
                        CARDINAL AGGRESSIVE GROWTH FUND

                              INSTITUTIONAL SHARES

                         SUPPLEMENT DATED MAY 6, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998


     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Cardinal Fund, Fountain Square Balanced Fund, and Fountain Square Mid Cap Fund, each a series of Fountain Square (collectively, the "Acquiring Funds") would acquire all of the assets of The Cardinal Fund, the Balanced Fund and the Aggressive Growth Fund, respectively (collectively, the "Acquired Funds"), in exchange for the assumption of all of the corresponding Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the Acquired Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of Institutional Shares of an Acquired Fund would receive Institutional Shares of the corresponding Acquiring Fund.

     The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Acquired Funds at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

     On Friday, March 20, 1998, shareholders of each Acquired Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement, which will become effective as of the effective date of Fifth Third Bancorp's acquisition of The Ohio Company, is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. Such acquisition is expected to be effective during June 1998. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus Ohio 43219. Such Distribution Agreement, which will also be effective as of the date of The Ohio Company's acquisition, is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identity of the distributor.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

                                                      Rule 497(e)
                                                      Registration No.: 33-59984
                                                      File No.: 811-7588


                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
                     CARDINAL TAX EXEMPT MONEY MARKET FUND

                         SUPPLEMENT DATED MAY 6, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Government Cash Reserves Fund and Fountain Square Tax Exempt Money Market Fund, each a series of Fountain Square (collectively, the "Acquiring Funds") would acquire all of the assets of the Government Securities Fund and the Tax Exempt Fund, respectively (collectively, the "Acquired Funds"), in exchange for the assumption of all of the corresponding Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the Acquired Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of shares of an Acquired Fund would receive either Investment A Shares or Institutional Shares of the corresponding Acquiring Fund, as may be appropriate.

     The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Acquired Funds at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

     On Friday, March 20, 1998, shareholders of each Acquired Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement, which will become effective as of the effective date of Fifth Third Bancorp's acquisition of The Ohio Company, is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. Such acquisition is expected to be effective during June, 1998. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement, which will also be effective as of the date of The Ohio Company's acquisition, is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identity of the distributor.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE

                                                      Rule 497(e)
                                                      Registration No.: 33-59984
                                                      File No.: 811-7588


                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                                INVESTOR SHARES

                         SUPPLEMENT DATED MAY 6, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Bond Fund For Income, a series of Fountain Square (the "Acquiring Fund") would acquire all of the assets of the Fund, in exchange for the assumption of all of the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of Investor Shares of the Fund would receive Investment A Shares of the Acquiring Fund.

     The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Fund at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

     On Friday, March 20, 1998, shareholders of the Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement, which will become effective as of the effective date of Fifth Third Bancorp's acquisition of The Ohio Company, is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. Such acquisition is expected to be effective during June, 1998. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement, which will also be effective as of the date of The Ohio Company's acquisition, is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identity of the distributor.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE

                                                      Rule 497(e)
                                                      Registration No.: 33-59984
                                                      File No.: 811-7588


                      CARDINAL GOVERNMENT OBLIGATIONS FUND

                              INSTITUTIONAL SHARES

                         SUPPLEMENT DATED MAY 6, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Bond Fund For Income, a series of Fountain Square (the "Acquiring Fund") would acquire all of the assets of the Fund, in exchange for the assumption of all of the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of Institutional Shares of the Fund would receive Institutional Shares of the Acquiring Fund.

     The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Fund at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

     On Friday, March 20, 1998, shareholders of the Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement, which will become effective as of the effective date of Fifth Third Bancorp's acquisition of The Ohio Company, is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. Such acquisition is expected to be effective during June 1998. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BYSIS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement, which will also be effective as of the date of The Ohio Company's acquisition, is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identity of the distributor.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE